VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: Merrill Lynch Retirement Reserves Money Fund

Post-Effective Amendment No. 24 to the Registration
Statement on Form N-1A (Securities Act File
No. 2-74584, Investment Company Act File No. 811-3310)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities
Act of 1933, as amended (the "1933 Act"), Merrill
Lynch Retirement Reserves Money Fund (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 24 to the Fund's Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment
No. 24 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on January 31, 2003.

Very truly yours,

Merrill Lynch Retirement Reserves Money Fund


/s/ Phillip S. Gillespie

Phillip S. Gillespie
Secretary of Fund